Other income net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income:
Exchange gain / (loss), net	$ (93)	$ 77	$ 101
Rental income	37	50	59
Government subsidies - Employment Support Scheme	69	0	147
Other income, net	$ 13	$ 127	$ 307